Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Subtotal	$ 18,780	$ 18,896
Less: accumulated depreciation	(4,627)	(4,270)
Property and equipment, net	14,153	14,626
Buildings [Member]
Property, Plant and Equipment [Line Items]
Subtotal	16,114	15,935
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	691	974
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	118	119
Office improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 1,857	$ 1,868